Other Payables and Accruals (Details) - HKD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Payables and Accruals
Accrued salaries, wages and bonus	$ 40	$ 40
Accrued audit and professional fees	1,080	1,529
Total Other payables and accruals	$ 1,120	$ 1,569